CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	$ 315	¥ 2,171,000	¥ (84,860,000)	¥ (200,494,000)
Adjustments to reconcile net (loss)/income to net cash (used in)/provided by operating activities:
Depreciation and amortization	684	4,701,000	4,079,000	2,948,000
Gain on fair value change on previously held equity interest (Note 4)				(394,000)
Share-based compensation expenses	19,091	131,260,000	31,018,000	25,665,000
Provision for doubtful accounts and credit losses	25,953	178,438,000	132,510,000	17,275,000
Change in fair value of convertible loans	1,389	9,552,000	7,042,000
Release of financial guarantee liabilities upon repayment	(3,112)	(21,397,000)	0	0
Share of loss from equity-method investments	386	2,652,000	2,455,000
Change in fair value of short-term investments	46	315,000
Impairment from long-term investments			2,000,000
Changes in operating assets and liabilities:
Accounts receivable	(17,326)	(119,123,000)	(45,958,000)	(7,836,000)
Amounts due from related parties	5,241	36,036,000	(42,119,000)	(3,778,000)
Prepayments and other current assets	(3,322)	(22,840,000)	(50,881,000)	(11,822,000)
Deferred tax assets	(5,367)	(36,901,000)
Accrued interest receivable	(1,231)	(8,461,000)	(9,022,000)	(1,450,000)
Accounts payable	(610)	(4,193,000)	36,139,000	784,000
Amounts due to related parties	(13,789)	(94,812,000)	92,431,000	42,611,000
Accrued interest payable	1,141	7,847,000	5,941,000	369,000
Tax payable	5,046	34,695,000	20,442,000	1,731,000
Financial guarantee liabilities	5,372	36,934,000
Accrued expenses and other liabilities	(4,153)	(28,565,000)	96,221,000	11,325,000
Net cash (used in)/provided by operating activities	15,754	108,309,000	197,438,000	(123,066,000)
Cash flows from investing activities:
Purchase of property, equipment and software	(592)	(4,071,000)	(2,238,000)	(1,296,000)
Financing receivables facilitated	(560,509)	(3,853,780,000)	(7,109,958,000)	(1,918,955,000)
Principal collection on financing receivables	685,364	4,712,223,000	5,671,423,000	1,811,763,000
Loan issued to a third party (Note 8)	(19,964)	(137,264,000)
Net cash advances to Jimu Group	(64,212)	(441,491,000)
Loans issued to Jimu Group and other financing transactions	(8,674)	(59,636,000)
Collection of loan issued to Jimu Group	7,588	52,169,000
Purchase of short-term investments			(2,000,000)
Proceeds from short-term investments	245	1,685,000
Purchase of long-term investments	(2,801)	(19,259,000)	(2,000,000)
Cash acquired due to acquisition of Shenzhen Minheng (Note 4)				310,000
Net cash (used in)/provided by investing activities	36,445	250,576,000	(1,444,773,000)	(108,178,000)
Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares	59,674	410,286,000
Proceeds from initial public offering and followed offering, net of issuance cost	46,026	316,451,000
Proceeds from short-term borrowings	41,908	288,141,000
Repayment of short-term borrowings	(9,911)	(68,141,000)
Cash received from third parties (Note 8)	74,758	514,000,000
Cash repayment to third parties	(74,758)	(514,000,000)
Net cash advances from Jimu Group			23,121,000	29,790,000
Cash repayment to Jimu Group	(3,363)	(23,121,000)
Contribution from Jimu Group and shareholders			11,000	155,057,000
Loan proceeds from Jimu Group	1,848	12,711,000	29,270,000
Repayment of loans to Jimu Group	(2,640)	(18,150,000)
Loan proceeds from a Shareholder (Note 2 1(d))	21,962	151,000,000
Repayment of loan to a Shareholder (Note 2 1(d))	(4,263)	(29,313,000)
Proceeds from funding debts	470,642	3,235,901,000	6,842,534,000	1,737,966,000
Principal payments on funding debts	(632,208)	(4,346,749,000)	(5,534,199,000)	(1,666,113,000)
Proceeds from issuance of convertible loans	3,160	21,730,000	235,231,000
Net cash provided/(used in) by financing activities	(7,165)	(49,254,000)	1,595,968,000	256,700,000
Effect of exchange rate changes on cash, cash equivalents and restricted time deposits	3,566	24,519,000	(34,000)
Net increase in cash, cash equivalents and restricted time deposits	48,600	334,150,000	348,599,000	25,456,000
Cash, cash equivalents and restricted time deposits at beginning of the year	54,671	375,891,000	27,292,000	1,836,000
Cash and cash equivalents at beginning of the year	53,944	370,891,000	27,292,000	1,836,000
Restricted time deposits at beginning of the year	727	5,000,000	0
Cash, cash equivalents and restricted time deposits at end of the year	103,271	710,041,000	375,891,000	27,292,000
Cash and cash equivalents at end of the year	66,532	457,442,000	370,891,000	27,292,000
Restricted time deposits at end of the year	36,739	252,599,000	5,000,000	0
Supplemental disclosure of cash flow information
Cash paid for interest and funding cost	23,367	160,666,000	69,328,000	14,473,000
Cash paid for the acquisition of Shenzhen Minheng by Jimu Parent on behalf of the Company				¥ 1,000,000
Cash paid for income tax expense	2,654	18,248,000	¥ 9,971,000
Non-cash financing and investing activities
Pre-IPO Preferred shares redemption value Accretion	9,505	65,355,000
Conversion of convertible loans into Pre-IPO Preferred Shares	38,398	264,003,000
Redesignation of Pre-IPO Preferred Shares into Class A Ordinary Shares	209,101	¥ 1,437,674,000
Payables related to long-term investments	$ (5,091)